Interests in Other Entities - Interest in Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Joint ventures | Investment funds
Disclosure of unconsolidated structured entities [line items]
Carrying amount	$ 156	$ 155
Debt securities | Securitization entities - third- party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	9,057	8,805
Maximum exposure to loss	9,057	8,805
Cash, cash equivalents and short-term securities | Securitization entities - third- party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	1,084	1,115
Maximum exposure to loss	1,084	1,115
Equity securities | Investment funds - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	7,411	5,102
Maximum exposure to loss	7,411	5,102
Equity securities and Other invested assets | Investment funds – company managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	2,978	2,299
Maximum exposure to loss	2,978	2,299
Other invested assets | Limited partnerships - third- party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	2,391	1,842
Maximum exposure to loss	$ 2,391	$ 1,842